Debt - Schedule of Mortgage Loan Indebtedness (Details) $ in Thousands									1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 03, 2017	Jul. 12, 2017	Jun. 09, 2017 USD ($)	May 09, 2017 USD ($)	Mar. 09, 2017 USD ($)	Feb. 10, 2017 USD ($)	Feb. 09, 2017	Feb. 06, 2017 USD ($)	Aug. 07, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 24, 2017 USD ($)	Jun. 30, 2017 USD ($) extension	Dec. 31, 2016 USD ($) extension	Dec. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Nov. 30, 2014 USD ($)	Aug. 31, 2014 USD ($)
Debt Instrument [Line Items]
Less deferred financing costs, net												$ (8,689)	$ 0
Secured Debt
Debt Instrument [Line Items]
Long-term debt												4,177,516	5,263,994	$ 5,305,911
Less deferred financing costs, net												(18,850)	(9,256)	(41,718)
Long-term debt												4,158,666	5,254,738	5,264,193
Debt instrument, unamortized discount												3,521	$ 55
IH1 2013-1 | Secured Debt
Debt Instrument [Line Items]
Interest rate													2.45%
Long-term debt												0	$ 462,431	469,554
IH1 2014-1 | Secured Debt
Debt Instrument [Line Items]
Interest rate													2.61%
Long-term debt												$ 0	$ 978,231	993,738
Repayments of long-term debt					$ 260,000			$ 291,500
IH1 2014-2 | Secured Debt
Debt Instrument [Line Items]
Interest rate												3.13%	2.67%
Long-term debt												$ 704,523	$ 710,664	718,610
Debt instrument, unamortized discount													$ 0	1,325			$ 3,970
IH1 2014-3 | Secured Debt
Debt Instrument [Line Items]
Interest rate												3.56%	3.08%
Long-term debt												$ 147,634	$ 766,753	766,043
Repayments of long-term debt			$ 100,000	$ 510,000
Debt instrument, unamortized discount													$ 0	3,279		$ 7,235
IH2 2015-1 | Secured Debt
Debt Instrument [Line Items]
Interest rate												3.60%	3.13%
Long-term debt												$ 529,497	$ 531,318	536,174
Debt instrument, unamortized discount												$ 0	$ 55	351	$ 622
IH2 2015-2 | Secured Debt
Debt Instrument [Line Items]
Interest rate												3.18%	2.72%
Long-term debt												$ 628,988	$ 630,283	631,097
IH2 2015-3 | Secured Debt
Debt Instrument [Line Items]
Interest rate												3.41%	2.94%
Long-term debt												$ 1,170,395	$ 1,184,314	$ 1,190,695
IH1 2017-1 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage												4.17%
Long-term debt												$ 996,479	$ 0
Debt instrument, term										10 years
Debt instrument, unamortized discount										$ 3,580		$ 3,521
IH1 2013-1, IH1 2014-1, IH1 2014-2, IH1 2014-3, IH2 2015-1, IH2 2015-2, IH2 2015-3 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, term													2 years
Debt instrument, number of extensions | extension													3
Debt instrument, extended term													1 year
IH1 2014-2, IH2014-3, IH2015-1, IH2015-2, And IH2015-3 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, term												2 years
Debt instrument, number of extensions | extension												3
Debt instrument, extended term												1 year
Minimum | IH1 2013-1 | Secured Debt
Debt Instrument [Line Items]
Basis spread													1.15%
Minimum | IH1 2014-1 | Secured Debt
Debt Instrument [Line Items]
Basis spread													1.00%
Minimum | IH1 2014-2 | Secured Debt
Debt Instrument [Line Items]
Basis spread													1.10%
Minimum | IH1 2014-3 | Secured Debt
Debt Instrument [Line Items]
Basis spread													1.20%
Minimum | IH2 2015-1 | Secured Debt
Debt Instrument [Line Items]
Basis spread													1.45%
Minimum | IH2 2015-2 | Secured Debt
Debt Instrument [Line Items]
Basis spread													1.35%
Minimum | IH2 2015-3 | Secured Debt
Debt Instrument [Line Items]
Basis spread													1.30%
Maximum | IH1 2013-1 | Secured Debt
Debt Instrument [Line Items]
Basis spread													3.65%
Maximum | IH1 2014-1 | Secured Debt
Debt Instrument [Line Items]
Basis spread													3.75%
Maximum | IH1 2014-2 | Secured Debt
Debt Instrument [Line Items]
Basis spread													4.00%
Maximum | IH1 2014-3 | Secured Debt
Debt Instrument [Line Items]
Basis spread													5.00%
Maximum | IH2 2015-1 | Secured Debt
Debt Instrument [Line Items]
Basis spread													4.30%
Maximum | IH2 2015-2 | Secured Debt
Debt Instrument [Line Items]
Basis spread													3.70%
Maximum | IH2 2015-3 | Secured Debt
Debt Instrument [Line Items]
Basis spread													4.75%
London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, variable rate												1.23%	0.77%
London Interbank Offered Rate (LIBOR) | Minimum | IH1 2013-1 | Secured Debt
Debt Instrument [Line Items]
Basis spread												1.15%
London Interbank Offered Rate (LIBOR) | Minimum | IH1 2014-1 | Secured Debt
Debt Instrument [Line Items]
Basis spread												1.00%
London Interbank Offered Rate (LIBOR) | Minimum | IH1 2014-2 | Secured Debt
Debt Instrument [Line Items]
Basis spread												1.10%
London Interbank Offered Rate (LIBOR) | Minimum | IH1 2014-3 | Secured Debt
Debt Instrument [Line Items]
Basis spread												1.20%
London Interbank Offered Rate (LIBOR) | Minimum | IH2 2015-1 | Secured Debt
Debt Instrument [Line Items]
Basis spread												1.45%
London Interbank Offered Rate (LIBOR) | Minimum | IH2 2015-2 | Secured Debt
Debt Instrument [Line Items]
Basis spread												1.35%
London Interbank Offered Rate (LIBOR) | Minimum | IH2 2015-3 | Secured Debt
Debt Instrument [Line Items]
Basis spread												1.30%
London Interbank Offered Rate (LIBOR) | Maximum | IH1 2013-1 | Secured Debt
Debt Instrument [Line Items]
Basis spread												3.65%
London Interbank Offered Rate (LIBOR) | Maximum | IH1 2014-1 | Secured Debt
Debt Instrument [Line Items]
Basis spread												3.75%
London Interbank Offered Rate (LIBOR) | Maximum | IH1 2014-2 | Secured Debt
Debt Instrument [Line Items]
Basis spread												4.00%
London Interbank Offered Rate (LIBOR) | Maximum | IH1 2014-3 | Secured Debt
Debt Instrument [Line Items]
Basis spread												5.00%
London Interbank Offered Rate (LIBOR) | Maximum | IH2 2015-1 | Secured Debt
Debt Instrument [Line Items]
Basis spread												4.30%
London Interbank Offered Rate (LIBOR) | Maximum | IH2 2015-2 | Secured Debt
Debt Instrument [Line Items]
Basis spread												3.70%
London Interbank Offered Rate (LIBOR) | Maximum | IH2 2015-3 | Secured Debt
Debt Instrument [Line Items]
Basis spread												4.75%
Subsequent Event
Debt Instrument [Line Items]
Repayments of long-term debt						$ 7,734			$ 848		$ 8,664
Subsequent Event | Secured Debt
Debt Instrument [Line Items]
Repayments of long-term debt					260,000			291,500	$ 848		$ 16,398
Subsequent Event | IH1 2013-1 | Secured Debt
Debt Instrument [Line Items]
Repayments of long-term debt								462,431
Subsequent Event | IH1 2014-1 | Secured Debt
Debt Instrument [Line Items]
Repayments of long-term debt					$ 260,000			$ 291,500
Subsequent Event | IH1 2014-2 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, extended term exercised	1 year
Subsequent Event | IH2 2015-1 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, extended term exercised							1 year
Subsequent Event | IH2 2015-3 | Secured Debt
Debt Instrument [Line Items]
Debt instrument, extended term exercised		1 year